Plan Interest in Master Trust - Schedule of Net Assets of Master Trust and The Plan's interest in Master Trust (Parenthetical) (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Nonconsolidated, Master Trust [Member]
EBP, Master Trust [Line Items]
Short-term investment fund	$ 612,747	$ 462,656
EBP, Nonconsolidated, Plan Interest in Master Trust [Member]
EBP, Master Trust [Line Items]
Short-term investment fund	$ 557,355	$ 421,375